CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Common Stock	Additional Paid In Capital	Retained Earnings	Common Stock Held in Treasury	Total
Beginning balance, value at Jul. 31, 2024	$ 2,178,297	$ 3,346,245	$ 48,661,447	$ (1,287,852)	$ 52,898,137
Net loss			(136,240)		(136,240)
Ending balance, value at Jul. 31, 2025	2,178,297	3,346,245	48,525,207	(1,287,852)	52,761,897
Net loss			(1,399,536)		(1,399,536)
Ending balance, value at Jul. 31, 2026	$ 2,178,297	$ 3,346,245	$ 47,125,671	$ (1,287,852)	$ 51,362,361